OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY	6 Months Ended
Jan. 31, 2026
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

11. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1,2021 and the lease expires on April 29, 2026. According to IFRS 16 Leases, the Company recorded a right-of-use asset and lease liability regarding its office lease.

(a) Right-of-use asset

As at January 31, 2026, $2,474 of right-of-use asset was recorded as follows:

Balance, July 31, 2024	$17,316
Amortization	(4,947)
Balance, January 31, 2025	$12,369

Balance, July 31, 2025	$7,421
Amortization	(4,947)
Balance, January 31, 2026	$2,474

(b) Lease liability

On May 1, 2021, the Company entered into an office lease agreement, which resulted in a lease liability of $49,475. The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026. The incremental borrowing rate applied to the lease liability was 12%.

As at January 31, 2026, $3,492 of lease liability was recorded as follows:

Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance July 31, 2023	$32,753
Lease payment – base rent portion	(13,612)
Lease liability – accretion expense	3,244
Balance July 31, 2024	$22,385
Lease payment – base rent portion	(14,104)
Lease liability – accretion expense	1,888
Balance July 31, 2025	$10,169
Lease payment – base rent portion	(7,052)
Lease liability – accretion expense	375
Balance January 31, 2026	$3,492

Current portion	$3,492
Long-term portion	$-

The following is a schedule of the Company’s future lease payments (base rent portion):

Fiscal 2026 (February 1, 2026 to April 30, 2026)	3,526
Total undiscounted lease payments	$3,526
Less: imputed interest	(34)
Lease liability at January 31, 2026	$3,492